Document And Entity Information	Nov. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	Astrotech Corporation
Document, Type	8-K
Document, Period End Date	Nov. 12, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34426
Entity, Tax Identification Number	91-1273737
Entity, Address, Address Line One	2105 Donley Drive
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	485-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASTC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001001907